Interests in associates and joint ventures - Interest in associates - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates in the opening balance	€ 77	€ 130	€ 162
Dividends	(3)
Share of profits (losses) of associates and joint ventures	3	6	20
Impairment			(66)
Change in components of other comprehensive income		(9)	0
Changes in the scope of consolidation	(1)	(3)	(2)
Translation adjustment	5	(2)	3
Reclassifications and other items	23	(45)	13
Reclassification as held for sale	0	0	0
Interests in associates in the closing balance	€ 104	€ 77	€ 130